FINANCIAL INSTRUMENTS – FAIR VALUE AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments Fair Value And Risk Management
SCHEDULE OF CARRYING VALUES OF FINANCIAL INSTRUMENTS

	For the Year Ended December 31, 2021
	Carrying Amount			Fair Value
	Financial Assets Not Measured at FV	Other Financial Liabilities	Total	Level 1	Level 2	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	-	-	-	8,811	-	8,811
Total Financial Assets Measured at Fair Value (FV)	-	-	-	8,811	-	8,811
Financial Liabilities Measured at Fair Value (FV)
Warrants	-	-	-	-	639	639
Total Financial Liabilities Measured at Fair Value (FV)	-	-	-	-	639	639
Financial Assets Not Measured at Fair Value (FV)
Cash and Cash Equivalents	25,818	-	25,818	-	-	-
Restricted Cash	3,311	-	3,311	-	-	-
Trade Receivables	254	-	254	-	-	-
Other Receivables	23	-	23	-	-	-
Total Financial Assets Not Measured at Fair Value (FV)	29,406	-	29,406	-	-	-
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	-	54	54	-	-	-
Accrued Liabilities	-	8,818	8,818	-	-	-
Customer Deposits	-	3,311	3,311	-	-	-
Other Payables	-	40	40	-	-	-
Total Financial Liabilities Not Measured at Fair Value (FV)	-	12,223	12,223	-	-	-

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

	For the Year Ended December 31, 2022
	Carrying Amount			Fair Value
	Financial Assets Not Measured at FV	Other Financial Liabilities	Total	Level 1	Level 2	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	-	-	-	7,892	-	7,892
Total Financial Assets Measured at Fair Value (FV)	-	-	-	7,892	-	7,892
Financial Liabilities Measured at Fair Value (FV)
Warrants	-	-	-	-	242	242
Total Financial Liabilities Measured at Fair Value (FV)	-	-	-	-	242	242
Financial Assets Not Measured at Fair Value (FV)
Cash and Cash Equivalents	10,846	-	10,846	-	-	-
Restricted Cash	7,481	-	7,481	-	-	-
Trade Receivables	1,547	-	1,547	-	-	-
Other Receivables	74	-	74	-	-	-
Total Financial Assets Not Measured at Fair Value (FV)	19,948	-	19,948	-	-	-
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	-	474	474	-	-	-
Accrued Liabilities	-	11,866	11,866	-	-	-
Customer Deposits	-	7,481	7,481	-	-	-
Other Payables	-	1,188	1,188	-	-	-
Total Financial Liabilities Not Measured at Fair Value (FV)	-	21,009	21,009	-	-	-

SCHEDULE OF DETAILED INFORMATION ABOUT CREDIT RISK TRADE RECEIVABLES AND CONTRACT ASSET BY GEOGRAPHIC REGION

As of December 31, 2022, the exposure to credit risk for trade receivables and contract asset (in thousands) by geographic region was as follows:

	December 31, 2022	December 31, 2021
US	1,105	230
Other Regions	442	24
Trade Receivables	1,547	254

SCHEDULE OF DETAILED INFORMATION ABOUT NATURE AND EXTENT OF RISKS ARISING FROM FINANCIAL INSTRUMENTS

	Average Rate		Period-end Spot Rate
	Strengthening	Weakening	Strengthening	Weakening
Balance at, December 31, 2022
CAD (-5% movement)	355	(355)	456	(456)
ILS (-5% movement)	2	(2)	6	(6)
Balance at, December 31, 2021
CAD (-5% movement)	43	(43)	4	(4)
ILS (-5% movement)	39	(39)	54	(54)

SCHEDULE OF DETAILED INFORMATION ABOUT FOREIGN CURRENCY RISK MANAGEMENT

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities (in thousands) at the reporting date are as follows:

	Liabilities		Assets
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
CAD	(7,058)	(1,331)	3,474	3,291
ILS	(82)	(1,420)	7,724	191
Total Exposure	(7,140)	(2,751)	11,198	3,482